UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Treaty Oak Capital Management, LP
Address: 301 Congress Avenue
         Suite 520
         Austin, TX  78701

13F File Number:  28-11608

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John J. Myers
Title:     Manager of the General Partner
Phone:     512.481.1970

Signature, Place, and Date of Signing:

     John J. Myers     Austin, Texas     August 9, 2007


Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-10778                      Atlas Capital Management

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $250,868 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ATWOOD OCEANICS INC            COM              050095108     6759    98500 SH       SOLE                    98500
BPZ ENERGY INC                 COM              055639108     3590   643288 SH       SOLE                   643288
CHEVRON CORP NEW               COM              166764100    11620   137944 SH       SOLE                   137944
DENBURY RES INC                COM NEW          247916208     2777    74043 SH       SOLE                    74043
DIAMOND OFFSHORE DRILLING IN   COM              25271C102     5289    52078 SH       SOLE                    52078
DRIL-QUIP INC                  COM              262037104    11835   263300 SH       SOLE                   263300
DYNEGY INC DEL                 CL A             26817G102     3182   337041 SH       SOLE                   337041
ENERGY PARTNERS LTD            COM              29270U105     1330    79673 SH       SOLE                    79673
FOREST OIL CORP                COM PAR $0.01    346091705     4994   118177 SH       SOLE                   118177
GLOBALSANTAFE CORP             SHS              G3930E101    30401   420774 SH       SOLE                   420774
GREEN PLAINS RENEWABLE ENERG   COM              393222104      186    10613 SH       SOLE                    10613
HELIX ENERGY SOLUTIONS GRP I   COM              42330P107    12073   302512 SH       SOLE                   302512
HERCULES OFFSHORE INC          COM              427093109     9891   305454 SH       SOLE                   305454
METHANEX CORP                  COM              59151K108      867    34497 SH       SOLE                    34497
NATIONAL OILWELL VARCO INC     COM              637071101    23636   226749 SH       SOLE                   226749
NEWFIELD EXPL CO               COM              651290108    18250   400662 SH       SOLE                   400662
NOBLE CORPORATION              SHS              G65422100    27881   285900 SH       SOLE                   285900
OCEANEERING INTL INC           COM              675232102     6313   119937 SH       SOLE                   119937
OIL STS INTL INC               COM              678026105    12463   301475 SH       SOLE                   301475
TETRA TECHNOLOGIES INC DEL     COM              88162F105     3510   124483 SH       SOLE                   124483
TRANSOCEAN INC                 ORD              G90078109    22721   214392 SH       SOLE                   214392
VALERO ENERGY CORP NEW         COM              91913Y100    31300   423778 SH       SOLE                   423778